The Rupay-Barrington Value Equity Fund
Report from Nelson J. Kjos, Portfolio Manager


Dear Shareholders:

         The Rupay-Barrington Value Equity Fund has paid its first cash dividend of 5 cents per share at the end of June, 1999. The Fund had a total of 84 stocks in the portfolio. Net assets of $943,832, and a YTD return of 9.0%. The Fund's top holdings were: Polaroid, Inco Ltd., Champion International, Ashland Inc. and Public Service of New Mexico. The fund's focus is eclectic. Buying high quality balance sheets and expected future earnings within a reasonable price range. Many of you have been with me over thirty years, and if you recall what I wrote in 1982: The stock market is a business of crises of sudden ups and downs, that consistently occur...well the second half of 1999 won't be any different. But prepared we are to discover the best values in the stock market near and far.


Sincerely,

Nelson J. Kjos
Portfolio Manager
July 30, 1999

Rupay-Barrington Value Equity Fund

                   Schedule of Portfolio
                   Investments
                   June 30, 1999
    Number        (Unaudited)
      of                                                                Market
    Shares        Security Description                                  Value
------------     -------------------------------                  --------------
                 COMMON STOCK:                 61.03%

                 AEROSPACE:                     1.63%
           300   AAR Corp                                                $6,805
           300   KLM Royal Dutch Air                                      8,569
                                                                         -------
                                                                         -------
                                                                         15,374
                                                                        --------

                 BUILDING CONSTRUCTION:         1.66%
           300   Louisiana-Pacific Corp.                                  7,124
           200   York                                                     8,563
                                                                        --------
                                                                        --------
                                                                         15,687
                                                                        --------

                 CHEMICALS:                     3.20%
           300   Airgas*                                                  3,674
           300   IMC Global                                               5,288
           300   Lyondell Petrochemical Co.                               6,188
           600   Schulman A Inc.                                         10,313
           300   Wellman Inc. (a)                                         4,781
                                                                        --------
                                                                        --------
                                                                         30,244
                                                                        --------

                 COMMERCIAL SERVICES:           1.48%
           200   Equifax (a)                                              7,137
           300   Manpower                                                 6,788
                                                                        --------
                                                                        --------
                                                                         13,925
                                                                        --------
                 COSMETICS:                     0.71%
           300   Pall Corp                                                6,656
                                                                        --------

                 ELECTRICAL:                    2.04%
           300   Baldor Electric                                          5,962
           300   LG & E Energy                                            6,300
           300   Scana Corp                                               7,013
                                                                          ------
                                                                          ------
                                                                         19,275
                                                                         -------
                ENTERTAINMENT:                  0.90%
           600  Hilton                                                    8,513
                                                                         -------

                FINANCIAL:                      1.52%
           300  Pacific Century Financial                                6,468
                Corp.
           100  S & P Midcap 400 SPDRs                                   7,838
                                                                        --------
                                                                        --------
                                                                         14,306
                                                                        --------

                FOOD PRODUCTS:                  4.85%
           600  Chiquita Brands Int'l Inc.                                5,400
           300  Dole Foods Inc.                                           8,813
           300  Fleming Cos Inc.                                          3,488
           300  Imperial Sugar Co.                                        2,081
           300  Group Ind Moseca                                          2,681
           600  Nash Finch Co.                                            6,056
           300  Sanderson Farms                                           4,275
           300  Smuckers Class A                                          6,675
           300  Universal Foods                                           6,338
                                                                        --------
                                                                        --------
                                                                         45,807
                                                                         -------

                INSURANCE:                      3.05%
           200  HSB Group Inc.                                            8,237
           600  Meadowbrook Insurance Group                               8,175
                Inc.
           200  Ohio Casulty Corp.                                        7,225
           300  Old Republic Int'l                                        5,194
                                                                        --------
                                                                         28,831
                                                                       ---------
                MANUFACTURING:                  6.73%
           500  Cross (A.T.) Co.                                          2,780
           300  Bairnco Corp                                              2,250
           300  Fila Holdings ADR (a)                                     3,544
           300  Federal Signal (a)                                        6,356
           300  Milacron Inc.                                             5,550
           200  N.C.H. Corp                                               9,900
           300  Olin Corp                                                 3,956
         1,000  Pacific Dunlop Ltd                                        5,750
           600  Phillips-Van Heusen (a)                                   5,925
           600  Russell Corp                                             11,700
           300  Timken Co (a)                                             5,850
                                                                        --------
                                                                         63,561
                                                                        --------

                MEDICAL SUPPLIES:               1.08%
           300  Angelica                                                  5,287
           300  Crawford & Co Class B                                     4,875
                                                                        --------
                                                                        --------
                                                                         10,162
                                                                         -------
                METALS:                         4.27%
           300  Asarco                                                    5,644
           300  Brush Wellman                                             5,438
           300  Cyprus Minerals Co.                                       4,519
           600  Homestake Mining Co                                       4,913
           900  Inco Ltd (a)                                             16,200
           300  Placer Dome                                               3,544
                                                                        --------
                                                                        --------
                                                                         40,258
                                                                        --------

                MISCELLANEOUS:                  3.43%
           300  American Greetings (a)                                    9,038
           200  Fluor Corp (a)                                            8,100
           300  National Presto                                          11,475
           600  Olsten Corp                                               3,788
                                                                       ---------
                                                                       ---------
                                                                         32,401
                                                                       ---------

                MUTUAL FUND:                   0.42%
           300  Royce Value Trust                                         3,975
                                                                       ---------

                OFFICE SUPPLIES:               1.27%
           300  John Harland & Co (a)                                     5,981
           300  Steelcase Inc.                                            6,000
                                                                         -------
                                                                         -------
                                                                         11,981
                                                                         -------

                OIL & GAS:                     4.06%
           300  Ashland Inc.                                             12,038
           300  A G L Res Inc                                             5,531
           200  Kerr-McGee (a)                                           10,038
           300  MCN Energy Group (a)                                      6,225
           300  Penzoil                                                   4,500
                                                                         -------
                                                                         -------
                                                                         38,332
                                                                         -------
                PACKAGING/CONTAINERS:          2.05%
           200  Crown Cork and Seal                                       5,700
           300  Longview Fiber Co.                                        4,688
           300  Sonoco Products Co                                        8,981
                                                                        --------
                                                                        --------
                                                                         19,369
                                                                        --------

                PHARMACEUTICALS:              0.94%
           600  OMI Corp                                                  6,600
           300  Perrigo*                                                  2,288
                                                                        --------
                                                                        --------
                                                                          8,888
                                                                        --------
                PUBLISHING:                   5.74%
           200  Dow Jones & Co Inc. (a)                                  10,613
           600  Polaroid Corp  (a)                                       16,575
           300  Readers Digest Assn Inc.                                 11,925
           300  Thomas Nelson                                             3,338
           300  Value Line                                               11,700
                                                                        --------
                                                                        --------

                                                                         54,151
                                                                        --------
                RESTAURANT:                   0.55%
           300  Cracker Barrel                                           5,194
                                                                      ----------

                RETAIL:                       1.30%
           300  Borders Group Inc.*                                      4,744
           500  Caseys General Stores                                    7,500
                                                                        --------
                                                                        --------
                                                                         12,244
                                                                         -------
                TEXTILES:                     2.75%
           300  Culp Inc.                                                 3,150
           300  Champion International                                   14,363
           600  Wolverine World Wide Inc.                                 8,400
                                                                        --------
                                                                        --------
                                                                         25,913
                                                                        --------
                TRANSPORTATION:                1.62%
           300  Alexander & Baldwin Inc.                                  6,675
           200  Browning Ferris (a)                                       8,600
                                                                         -------
                                                                         -------
                                                                         15,275
                                                                         -------
                UTILITIES:                     3.78%
           300  Avista Corp.                                              5,100
           300  Green Mountain Power                                      3,375
           300  Hawaiian Electric                                        10,650
           600  Public Service New Mexico (a)                            11,925
           300  Semco Energy Inc.                                         4,631
                                                                        --------
                                                                         35,681
                                                                        --------

                TOTAL COMMON STOCK:                                     576,003
                                                                        --------
                (Cost: $549,775 )


    Principal
    Amount
-
      $354,617  SHORT TERM INVESTMENTS:        37.57%
                Firstar Treasury  Fund
                (Cost: $354,617)                                        354,617
                                              --------------

                TOTAL INVESTMENTS:
                (Cost: $904,392)**            98.60%      $930,620
                Other assets-net               1.40%        13,212
                        ------------------------
                        ========================
                          NET ASSETS         100.00%      $943,832
                                                       ========================
 * Non-income producing securities

**Cost for Federal income tax purpose is $904,392 and net unrealized appreciation consists of:

                         Gross unrealized appreciation                 $30,681
                          Gross unrealized depreciation                (4,453)
                                                                       ---------
                                                                      ==========
                          Net unrealized appreciation                  $26,228
                                                                      ==========


SCHEDULE OF CALL OPTIONS WRITTEN CONTRACTS
                                                           June 30,
                                                            1999    Unrealized
                       Contract Strike Number of Premium  Unaudited Appreciation
Issue                  Month    Price  Contracts Received Market  (Depreciation)
                                                           Value
---------------        ---------------------------------------------------------
American Greetings     Oct-99    30.0       3     $598       $788     ($190)
Aeroquip-Vickers Inc.  Aug-99    35.0       2      763      4,550    (3,787)
Browning-Ferris        Sep-99    35.0       2      363      1,750    (1,387)
Dow Jones & Co Inc.    Sep-99    50.0       2      513        925      (412)
Equifax Inc.           Jul-99    35.0       2    1,138        263        875
Federal Signal Corp    Nov-99    22.5       3      391        300         91
Fila Holdings          Jul-99    10.0       3      394        563      (169)
Fluor Corp             Oct-99    40.0       2      363        775      (412)
Harland (John) & Co.   Dec-99    20.0       3      279        469      (190)
Inco Ltd               Oct-99    17.5       3      373        525      (152)
Kerr-McGee Corp        Jul-99    40.0       2      213      2,025    (1,812)
MCN Energy Group       Nov-99    22.5       3      316        863      (547)
Phillips-Van Heusen    Dec-99    10.0       3      429        469       (40)
Polaroid Corp          Jan-00    22.5       3      841      2,025    (1,184)
Polaroid Corp          Jan-00    30.0       3      729        938      (209)
Public Service Co of NMJan-00    22.5       3      335        244         91
Timken Co              Dec-99    22.5       3      316        281         35
Wellman Inc.           Dec-99    15.0       3      635        769      (134)
                                            ====================================
                                            48  $8,989     $18,522   ($9,533)
                                                                     ===========


(a) A portion of this security is subject to call options written.
See Note 5.

See Notes to Financial Statements


RUPAY-BARRINGTON VALUE EQUITY FUND

Statement of Assets and Liabilities
June 30, 1999         (Unaudited)
--------------------------------------------------------------------------------
ASSETS

Investments at value (identified cost of $904,392)(Notes 1 & 3)         $930,620


 Receivable for investments sold                                         $2,314
 Dividends and interest receivable                                        6,976
                                                                         -------
                                                                          9,290
 Due from investment advisor                                             31,560
                                                                        --------
                      TOTAL ASSETS                                      971,470
                                                                        --------

LIABILITIES

 Options written at value (proceeds $8,989)                              18,522
 Payable for investments purchased                                        3,692
 Distributions payable                                                    4,208
 Accrued expenses                                                         1,216
                                                                         -------
                      TOTAL LIABILITIES                                  27,638
                                                                        --------

NET ASSETS                                                             $943,832
                                                                     ===========

NET ASSET VALUE AND REDEMPTION
 PRICE PER SHARE ($943,832/84,145 shares outstanding)                    $11.22
                                                                       =========

OFFERING PRICE ($11.22x100/95.50)                                        $11.75
                                                                       =========



At June 30, 1999 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:

 Paid in capital                                                       $870,783
 Undistributed net investment income                                        501
 Undistributed net realized gain on investments                          55,853
 Net unrealized gain on investments and options                          16,695
                                                                       ---------
NET ASSETS                                                             $943,832
                                                                       =========

See Notes to Financial Statements



RUPAY-BARRINGTON VALUE EQUITY FUND Statement of Operations Six months ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
 Interest                                    $5,000
 Dividend                                     5,917
                                            ---------

     Total income                                                       $10,917


Expenses:
 Investment management
   fees (Note 2)                              2,716
 Recordkeeping and administration
   services (Note 2)                          7,438
 Accounting fees                              7,778
 Transfer agent fees (Note 2)                 5,251
 Audit fees                                   4,000
 Shareholder servicing and reporting            500
 Distribution fees                            1,188
 Custodian fees (Note 3)                      3,030
 Registration fees                              533
                                           ----------

Total expenses                                                           32,434

 Expenses reimbursed or waived                                          (25,879)
 Custody fee credits (Note 3)                                              (274)
                                                                       ---------

Net expenses                                                              6,281
                                                                     -----------

Net investment income                                                     4,636
                                                                      ----------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

  Net realized appreciation on investments and options                   55,853
  Net change in unrealized appreciation on investments and options        9,152
                                                                       ---------
                                                                       ---------
Net gain on investments                                                  65,005
                                                                       ---------
  Net increase in net assets
    resulting from operations                                           $69,641
                                                                      ==========

See Notes to Financial Statements


RUPAY-BARRINGTON VALUE EQUITY FUND
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                            August 14, 1998*
                                        Six months ended          to
                                         June 30, 1999       December 31,
                                           (Unaudited)           1998
                                        -------------------  --------------

OPERATIONS
 Net investment income                          $4,636              $1,121
 Net realized gain on investments               55,853                   -
 Net change in unrealized
   appreciation of investments and               9,152               7,543
options
                                        ---------------      --------------
  Net increase
   in net assets resulting
   from operations                              69,641               8,664

DISTRIBUTION TO
SHAREHOLDERS FROM:
 Net investment income                         (4,207)             (1,049)
  ($.05 and $.03 per share)

CAPITAL SHARE TRANSACTIONS
 Net increase in
  net assets resulting
  from capital share
  transactions**                               431,800             438,983
                                        ---------------      --------------
  Net increase
   in net assets                               497,234             446,598
  Net assets at
   beginning of period                         446,598                   -
                                        ---------------      --------------

NET ASSETS at the end
  of the period(Including undistributed       $943,832            $446,598
                                        ===============      ==============
  net investment income of $-, and $72,
  respectively)

**A summary of capital share transactions follows:

                                 Six months ended       August 14, 1998*
                                   June 30, 1999              to
                                    (Unaudited)        December 31, 1998
                        Shares          Value          Shares             Value
                       ------------------------------  -------------------------

Shares sold            44,617       $472,492              43,101        $437,935
Shares
 reinvested
 from distributions        -              -                 103           1,048
Shares
 redeemed              (3,676)       (40,692)                -               -
                       -----------------------------  --------------------------

Net increase           40,941       $431,800              43,204        $438,983
                       ==============================  ========================

*Commencement of operations

See Notes to Financial Statements



RUPAY-BARRINGTON VALUE EQUITY FUND

Financial Highlights
For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                  Six months ended    August 14, 1998* to
                                   June 30, 1999       December 31,
                                     (Unaudited)          1998
                                  -----------------------------------
Per Share Operating
  Performance
Net asset value,
   beginning of period                    $10.34              $10.00
                                     ---------------     ---------------

Income from investment
   operations-
   Net investment income                    0.06                0.03
   Net realized and unrealized
    gain on investments                     0.87                0.34
                                      ---------------     ---------------

    Total from investment
      operations                            0.93                0.37
                                      ---------------     ---------------

Less distributions-
   Distributions from net
    investment income                      (0.05)              (0.03)

    Total distributions                    (0.05)              (0.03)
                                      ---------------     ---------------

Net asset value, end of period             $11.22              $10.34
                                      ==============     ===============

Total Return                                9.00%               3.65%
                                      ===============     ===============

Ratios/Supplemental Data
Net assets, end of period (000's)           $944                $447
Ratio to average net assets (A)
  Expenses before reimbursement (B)         9.51% **           13.76% **
  Expenses-net (C)                          1.84% **            1.55% **
  Net investment income                     1.36% **            1.61% **
Portfolio turnover rate                   80.54%               0.00%

  *Commencement of operations
**Annualized

(A) Management fee waivers and reimbursements reduced the expense ratios and increased net investment income ratios by 7.67%** and 12.21%** for the periods ended June 30, 1999 and December 31, 1998, respectively.
(B) Expense ratio after reimbursement has been increased to include additional custodian fees for the periods ended June 30, 1999 and December 31, 1998 which were offset by custodian fee credits.
(C) Expense ratio-net reflects the effect of the custodian fee credits the fund received.

See Notes to Financial Statements











Notes to the Financial Statements
June 30, 1999
(Unaudited)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES--The Rupay-Barrington Value Equity Fund is a series of Rupay-Barrington Funds, Inc. (formerly Rupay-Barrington Total Return Fund, Inc.)(the "Fund") is registered under The Investment Company Act of 1940, as a diversified open-end management company. The Fund commenced operations on August 14, 1998.

The investment objective of the fund is to seek capital appreciation, current income and preservation of capital by investing in a diversified portfolio of equity securities and fixed income securities.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

A. Security Valuation. Investments in securities listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Securities regularly traded in the over-the-counter market are valued at the last quoted sales price on the NASDAQ System. If no sales price is available for a listed or NASDAQ security, or if the security is not listed on NASDAQ, such security is valued at a price equal to the mean of the latest bid and ask prices.

B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C. Security Transactions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis.

D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date.

E. Other. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

F. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Covered Call Options. The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

         A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS--The Fund has engaged Rupay-Barrington Advisors, Inc. a wholly-owned subsidiary of Rupay-Barrington Financial Group Inc., to manage its investments. The Fund pays its Advisors an investment management fee for investment management and advisory services which is computed at an annual rate of 0.80 of 1% of the Fund's daily net assets.

Rupay-Barrington Financial Group Inc. has agreed to reimburse the Fund for any expenses, during the Fund's first five years of operations, which would cause the Fund's ratio of operating expenses to exceed 1.95% of average net assets. For the six months ended June 30, 1999, a reimbursement of $25,879 was made.

As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $7,438 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets.

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $5,251 for its services for the six months ended June 30, 1999.

Certain officers and directors of the Fund are also officers and directors of the investment advisor.

NOTE 3-INVESTMENTS\CUSTODY--For the six months ended June 30, 1999, the Fund made purchases and sales of securities other than short-term notes aggregated $581,792 and $325,905, respectively. The custodian has provided credits in the amount of $274 against custodian and accounting charges based on credits on cash balances.

NOTE 4-DISTRIBUTION PLAN--The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan , Rupay-Barrington Securities Corp., a wholly-owned subsidiary of Rupay-Barrington Financial Group Inc., was entitled to a fee at an annual rate of 0.35 of 1% of the Fund's daily net assets. Rupay-Barrington Securities Corp. uses these fees to pay its dealers whose clients hold portfolio shares and for other distribution-related activities. No amounts were paid during the six months ended June 30, 1999.

NOTE 5- OPEN COVERED CALL OPTIONS WRITTEN -Transactions in call options written during the six months ended June 30, 1999 are summarized as follows:

                                    Option Contracts
                           Number of                 Premiums
                           Contracts                 Received

Beginning of period             24                   $  4,535
Written                         56                     10,560
Closed                           0                          0
Exercised                        0                          0
Expired                     ____32                    __6,106
                                --                     -----
End of period                   48                   $  8,989
                           -----------               --------